Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state net operating losses	$ 178,194	$ 173,652
Mortgage securities	55,283	54,624
Depreciation and amortization	24,355	26,752
Capital loss carryover	172	171
Compensation and other accruals	3,058	3,060
Repurchase reserve	1,493	2,200
Total gross deferred tax assets	262,555	260,459
Deferred tax liabilities:
Fair value adjustments on long-term debt	(3,980)	(4,639)
Mortgage servicing rights	(236)	(106)
Corporate-owned life insurance	(1,017)	(968)
Total gross deferred tax liabilities	(5,233)	(5,713)
Valuation allowance	(257,322)	(254,746)
Total net deferred tax assets	$ 0	$ 0